BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
BORROWINGS
Schedule of bank borrowings

	At December 31,	At December 31,
	2020	2021
	$	$
Short-term borrowings	912,549	1,092,329
Long-term borrowings, current portion	289,736	178,886
Long-term borrowings on project assets — current (1)	198,794	321,655
Subtotal for short-term borrowings	1,401,079	1,592,870
Long-term borrowings	446,090	523,634
Total	1,847,169	2,116,504
(1)	Certain long-term borrowings were classified as current liabilities because these borrowings are associated with certain solar and battery storage projects that are expected to be sold within one year.

Schedule of future principal repayments on the long-term borrowings

2022	$500,541
2023	336,504
2024	160,043
2025	6,822
2026	4,783
Thereafter	15,482
Total	1,024,175
Less: future principal repayment related to long-term borrowings, current portion	(500,541)
Total long-term portion	$523,634

Schedule of average effective interest rates on borrowings

	At December 31,	At December 31,
	2020	2021
Short-term borrowings	3.26%	3.03%
Long-term borrowings on project assets – current	3.63%	3.04%
Long-term borrowings	4.37%	3.46%

Schedule of interest incurred

	Years Ended December 31,
	2019	2020	2021
	$	$	$
Interest capitalized — project assets	10,794	10,197	17,316
Interest capitalized — property, plant and equipment	2,620	154	—
Interest expense	81,326	71,874	58,153
Total interest incurred	94,740	82,225	75,469